Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	$ 604
Recognized deferred tax liabilites	1,229
Later than one year and not later than two years [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	59
Recognized deferred tax liabilites	(2,403)
Later than two years and not later than three years [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	177
Recognized deferred tax liabilites	(881)
Later than three years and not later than four years [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	19
Recognized deferred tax liabilites	92
Later than four years and not later than five years [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	18
Recognized deferred tax liabilites	265
Later than five years [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	16
Recognized deferred tax liabilites	(4,513)
Later Than Seven Year And Thereafter [Member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	315
Recognized deferred tax liabilites	$ 8,669